Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Net profit	€ 348,327	€ 191,602	€ 75,022
Adjustments to reconcile net profit to net cash flows from operating activities:
Depreciation and amortization	113,539	101,291	83,413
Loss on disposal of property, plant and equipment	413	229
Change in expected credit loss	1,720	(839)
Finance cost, net	79,564	127,300	107,036
Net exchange differences	5,352	7,170	36,056
Non-cash operating items	189	2,813	65,726
Income tax expense	121,653	102,180	78,630
Income tax paid	(132,828)	(14,960)	(6,698)
MIP personal income tax paid		(11,426)
Reimbursment MIP personal income tax paid		11,587
Changes in working capital
Inventories	(89,076)	(47,959)	(95,620)
Right to return assets	(24)	(335)	1,327
Trade and other receivables	(58,331)	(27,451)	(26,663)
Trade and other payables	(576)	12,506	10,648
Accrued Liabilities	3,138	(8,366)	18,870
Other current financial liabilities	567	1,962	(3,775)
Other current provision	5,569	(4,902)	2,427
Contract liabilities	(1,822)	1,157	5,085
Prepayments	(4,068)	(8,389)	(565)
Other current financial assets		(4,553)
Other	(9,006)	(1,916)	7,814
Net cash flows provided by operating activities	384,300	428,701	358,733
Cash flows from investing activities
Interest received, net of taxes withheld	5,445	6,347	1,846
Purchases of property, plant and equipment	(76,727)	(65,434)	(102,152)
Proceeds from sale of property, plant and equipment	92	18	339
Purchases of intangible assets	(8,228)	(8,466)	(795)
Proceeds from sale of intangible assets			29
Initial direct costs of right-of-use assets	(1,430)
Receipt of government grant	1,888	8,739
Net cash flows (used in) investing activities	(78,960)	(58,796)	(100,733)
Cash flows from financing activities
IPO Proceeds, net of transaction costs		449,214
Repurchase of ordinary shares	(176,382)
Proceeds from loans and borrowings		634,524
Repayment of loans and borrowings	(50,137)	(1,296,032)	(52,782)
Payment of transaction costs related to refinancing	(250)	(5,463)
Interest paid	(51,668)	(90,093)	(111,986)
Payments of lease liabilities	(42,719)	(37,793)	(28,796)
Interest of lease liabilities	(8,996)	(9,402)	(5,721)
Net cash flows (used in) financing activities	(330,152)	(355,045)	(199,285)
Net increase (decrease) in cash and cash equivalents	(24,812)	14,860	58,715
Cash and cash equivalents at beginning of period	355,843	344,407	307,078
Net foreign exchange difference	(1,964)	(3,424)	(21,386)
Cash and cash equivalents at end of period	€ 329,067	€ 355,843	€ 344,407